UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 24,401,937	$ 48,129,194
Other financial assets	17,040,207	12,135,020
Trade receivables	199,666,283	158,006,474
Other receivables	25,081,598	28,824,998
Income and minimum presumed recoverable income taxes	1,120,881	9,444,898
Inventories	123,738,148	140,426,975
Biological assets	938,370	146,842
Total current assets	391,987,424	397,114,401
NON-CURRENT ASSETS
Other financial assets	444,743	444,909
Other receivables	1,619,642	2,546,241
Income and minimum presumed recoverable income taxes	3,794	16,286
Deferred tax assets	9,273,827	7,312,964
Investments in joint ventures and associates	42,402,217	39,296,810
Investment properties	3,792,238	3,589,749
Property, plant and equipment	71,388,129	67,853,835
Intangible assets	172,743,513	173,783,956
Goodwill	112,163,432	112,163,432
Right of use asset	13,704,217	13,936,575
Total non-current assets	427,535,752	420,944,757
Total assets	819,523,176	818,059,158
CURRENT LIABILITIES
Trade and other payables	164,003,202	150,807,674
Borrowings	113,520,778	107,639,659
Employee benefits and social security	8,218,657	9,606,707
Deferred revenue and advances from customers	22,099,378	24,875,662
Income tax payable	864,954	509,034
Consideration for acquisition	4,082,708	1,415,099
Lease liabilities	4,017,013	3,858,699
Total current liabilities	316,806,690	298,712,534
NON-CURRENT LIABILITIES
Borrowings	31,517,348	60,670,946
Deferred revenue and advances from customers	2,135,840	2,057,805
Joint ventures and associates	115,983	622,823
Deferred tax liabilities	43,024,592	35,785,347
Provisions	478,490	891,769
Consideration for acquisition	2,601,570	3,578,157
Secured notes	77,998,071	75,213,146
Lease liabilities	9,583,276	10,030,524
Total non-current liabilities	167,455,170	188,850,517
Total liabilities	484,261,860	487,563,051
EQUITY
Equity attributable to owners of the parent	300,541,772	298,594,088
Non-controlling interest	34,719,544	31,902,019
Total equity	335,261,316	330,496,107
Total equity and liabilities	$ 819,523,176	$ 818,059,158